SCHEDULE OF CONVERTIBLE NOTES (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Convertible Notes
Convertible notes and debenture	$ 338,362	$ 644,980
Unamortized discounts	(38,994)	(31,669)
Premium, net	91,171	313,127
Convertible notes, net	$ 390,539	$ 926,438